FAIR VALUE MEASUREMENT - Inputs used (Details) - Warrant Liabilities - Level 3 of fair value hierarchy [member]	Jun. 30, 2022 Y
Interest rate, measurement input [member]
Inputs used
Input	0.028
Expected exercise period | Bottom of range [member]
Inputs used
Input	0.25
Expected exercise period | Top of range [member]
Inputs used
Input	6.5
Expected volatility
Inputs used
Input	0.50